Quarterly Holdings Report
for
Strategic Advisers® Small-Mid Cap Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2022
SMC-NPRT1-0722
1.912862.111
Common Stocks - 78.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)(b)	202,609	4,262,893
EchoStar Holding Corp. Class A (a)(b)	25,487	612,453
Liberty Latin America Ltd.:
Class A (a)	218,831	2,081,083
Class C (a)	107,682	1,024,056
Lumen Technologies, Inc. (b)	429,200	5,253,408
		13,233,893
Entertainment - 0.2%
Electronic Arts, Inc.	16,095	2,231,572
IMAX Corp. (a)	45,000	779,400
Sciplay Corp. (A Shares) (a)	16,059	229,001
Take-Two Interactive Software, Inc. (a)	41,836	5,209,837
World Wrestling Entertainment, Inc. Class A (b)	107,619	7,185,721
		15,635,531
Interactive Media & Services - 0.9%
Alphabet, Inc. Class C (a)	971	2,214,637
CarGurus, Inc. Class A (a)	149,502	3,785,391
Cars.com, Inc. (a)	80,600	834,210
Meta Platforms, Inc. Class A (a)	33,432	6,473,772
QuinStreet, Inc. (a)	318,925	3,508,175
TripAdvisor, Inc. (a)	230,450	5,724,378
Yelp, Inc. (a)	231,322	6,803,180
Ziff Davis, Inc. (a)	541,735	41,356,050
ZipRecruiter, Inc. (a)	492,414	8,843,755
		79,543,548
Media - 0.7%
AMC Networks, Inc. Class A (a)	69,600	2,732,496
Audacy, Inc. Class A (a)(b)	862,300	1,500,402
Criteo SA sponsored ADR (a)	287,582	7,454,125
Gray Television, Inc. (b)	321,096	6,332,013
iHeartMedia, Inc. (a)	103,510	1,221,418
Loyalty Ventures, Inc. (a)	13,041	138,235
News Corp. Class A	96,500	1,679,100
Nexstar Broadcasting Group, Inc. Class A	92,642	16,232,731
Ocean Outdoor Ltd. (a)(c)	1,223,674	11,992,005
Omnicom Group, Inc.	43,894	3,274,931
Paramount Global Class B	106,900	3,669,877
Sirius XM Holdings, Inc. (b)	139,690	894,016
TechTarget, Inc. (a)(b)	21,100	1,499,999
TEGNA, Inc.	243,182	5,325,686
The New York Times Co. Class A	48,900	1,686,561
		65,633,595
TOTAL COMMUNICATION SERVICES		174,046,567
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.7%
Adient PLC (a)	71,466	2,529,182
Autoliv, Inc. (b)	48,766	3,905,181
BorgWarner, Inc.	133,700	5,390,784
Dana, Inc. (b)	444,949	7,368,355
Fox Factory Holding Corp. (a)	51,710	4,241,254
Gentex Corp.	154,801	4,811,215
Gentherm, Inc. (a)	21,748	1,499,307
LCI Industries	81,017	9,683,152
Lear Corp.	73,301	10,332,509
Standard Motor Products, Inc.	30,230	1,207,689
The Goodyear Tire & Rubber Co. (a)(b)	935,419	12,085,613
		63,054,241
Automobiles - 0.3%
Fisker, Inc. (a)(b)	152,760	1,585,649
Harley-Davidson, Inc.	320,478	11,274,416
Thor Industries, Inc. (b)	118,526	9,004,420
Volkswagen AG ADR	128,376	2,884,609
		24,749,094
Distributors - 1.1%
Funko, Inc. (a)	17,015	346,596
LKQ Corp.	1,245,693	64,016,163
Pool Corp.	81,003	32,289,416
		96,652,175
Diversified Consumer Services - 1.3%
2U, Inc. (a)(b)	947,066	8,826,655
ADT, Inc. (b)	1,002,910	7,501,767
Bright Horizons Family Solutions, Inc. (a)(b)	126,875	11,488,531
Carriage Services, Inc. (b)	9,918	400,390
Frontdoor, Inc. (a)	1,458,113	36,073,716
Grand Canyon Education, Inc. (a)	148,089	13,205,096
H&R Block, Inc. (b)	74,471	2,624,358
Mister Car Wash, Inc. (b)	300,717	3,650,704
Perdoceo Education Corp. (a)(b)	45,884	500,594
Service Corp. International	107,934	7,558,618
Stride, Inc. (a)	514,373	20,117,128
Terminix Global Holdings, Inc. (a)	79,291	3,442,022
WW International, Inc. (a)	34,830	246,945
		115,636,524
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp.	93,700	3,229,839
Bowlero Corp. Class A (a)(b)	859,687	9,611,301
Brinker International, Inc. (a)	37,600	1,141,160
Caesars Entertainment, Inc. (a)	36,300	1,821,171
Churchill Downs, Inc.	48,264	9,770,082
Dine Brands Global, Inc. (b)	107,210	7,878,863
Domino's Pizza, Inc.	8,900	3,232,213
Dutch Bros, Inc. (b)	96,232	3,613,512
Expedia, Inc. (a)	50,272	6,501,678
Full House Resorts, Inc. (a)	397,646	2,799,428
Hilton Grand Vacations, Inc. (a)	144,150	6,594,863
Inspired Entertainment, Inc. (a)	253,380	2,787,180
International Game Technology PLC (b)	159,129	3,408,543
Krispy Kreme, Inc. (b)	122,186	1,810,797
Kura Sushi U.S.A., Inc. Class A (a)(b)	189,302	7,134,792
Light & Wonder, Inc. Class A (a)	98,550	5,203,440
Papa John's International, Inc.	80,607	7,094,222
Planet Fitness, Inc. (a)	256,764	18,068,483
Sportradar Holding AG (b)	348,861	3,275,805
Texas Roadhouse, Inc. Class A	36,278	2,828,596
Travel+Leisure Co.	100,815	5,152,655
Vail Resorts, Inc.	96,365	24,304,217
Wendy's Co.	515,070	9,600,905
Wingstop, Inc. (b)	19,521	1,555,043
Wyndham Hotels & Resorts, Inc.	47,400	3,798,162
		152,216,950
Household Durables - 1.1%
Cavco Industries, Inc. (a)	5,586	1,240,986
Ethan Allen Interiors, Inc. (b)	14,383	334,549
Helen of Troy Ltd. (a)(b)	15,792	2,924,520
KB Home	208,619	7,195,269
La-Z-Boy, Inc. (b)	123,103	3,142,820
M.D.C. Holdings, Inc. (b)	64,000	2,443,520
Meritage Homes Corp. (a)	23,331	1,990,368
Mohawk Industries, Inc. (a)	57,368	8,115,277
NVR, Inc. (a)	983	4,374,959
PulteGroup, Inc.	450,994	20,411,988
Skyline Champion Corp. (a)	85,759	4,556,376
Sony Group Corp. sponsored ADR	57,903	5,446,935
Taylor Morrison Home Corp. (a)	187,736	5,438,712
Tempur Sealy International, Inc.	191,415	5,047,614
Toll Brothers, Inc.	114,388	5,773,162
TopBuild Corp. (a)	45,282	8,932,327
Whirlpool Corp. (b)	34,400	6,337,856
		93,707,238
Internet & Direct Marketing Retail - 0.3%
CarParts.com, Inc. (a)	610,884	4,624,392
Etsy, Inc. (a)	47,005	3,813,046
Farfetch Ltd. Class A (a)(b)	470,924	4,224,188
Overstock.com, Inc. (a)(b)	31,811	985,823
PetMed Express, Inc. (b)	13,707	301,965
Porch Group, Inc. Class A (a)	676,667	2,787,868
Qurate Retail, Inc. Series A	261,800	945,098
Revolve Group, Inc. (a)	149,049	4,379,060
Shutterstock, Inc. (b)	96,909	5,833,922
		27,895,362
Leisure Products - 0.6%
Brunswick Corp.	200,900	15,113,707
Callaway Golf Co. (a)(b)	556,998	12,092,427
Hasbro, Inc.	43,377	3,893,086
Latham Group, Inc. (a)(b)	334,124	3,177,519
Malibu Boats, Inc. Class A (a)(b)	55,840	3,272,224
Polaris, Inc. (b)	94,074	10,023,585
Sturm, Ruger & Co., Inc. (b)	30,417	2,065,010
YETI Holdings, Inc. (a)	57,361	2,624,266
		52,261,824
Multiline Retail - 0.1%
Dillard's, Inc. Class A (b)	2,829	852,887
Kohl's Corp.	94,900	3,826,368
Macy's, Inc.	101,300	2,395,745
Nordstrom, Inc. (b)	52,003	1,374,439
Ollie's Bargain Outlet Holdings, Inc. (a)	49,637	2,331,450
		10,780,889
Specialty Retail - 2.3%
Academy Sports & Outdoors, Inc.	57,665	1,932,354
Advance Auto Parts, Inc. (b)	98,904	18,777,913
American Eagle Outfitters, Inc. (b)	87,574	1,060,521
Asbury Automotive Group, Inc. (a)(b)	15,142	2,742,973
AutoNation, Inc. (a)	26,166	3,128,407
Burlington Stores, Inc. (a)	35,596	5,990,807
Caleres, Inc. (b)	42,904	1,221,048
Five Below, Inc. (a)	78,175	10,208,873
Floor & Decor Holdings, Inc. Class A (a)	111,317	8,397,754
Foot Locker, Inc.	246,615	8,133,363
Genesco, Inc. (a)	48,972	2,757,613
Group 1 Automotive, Inc. (b)	50,747	9,113,654
Haverty Furniture Companies, Inc. (b)	114,038	3,222,714
Leslie's, Inc. (a)(b)	457,123	8,877,329
Lithia Motors, Inc. Class A (sub. vtg.)	46,450	14,142,632
Murphy U.S.A., Inc.	36,712	9,145,693
National Vision Holdings, Inc. (a)(b)	116,936	3,290,579
Penske Automotive Group, Inc. (b)	61,985	7,136,953
Sally Beauty Holdings, Inc. (a)(b)	2,281,082	34,581,203
Shoe Carnival, Inc.	79,871	2,177,283
Signet Jewelers Ltd. (b)	34,726	2,069,670
Sleep Number Corp. (a)(b)	77,436	3,556,635
Sonic Automotive, Inc. Class A (sub. vtg.)	61,500	2,805,015
The Aaron's Co., Inc. (b)	128,600	2,515,416
The Buckle, Inc.	19,224	631,701
The ODP Corp. (a)	99,500	3,799,905
TravelCenters of America LLC (a)	172,411	6,732,650
Victoria's Secret & Co. (a)	85,920	3,540,763
Williams-Sonoma, Inc. (b)	119,494	15,285,672
Winmark Corp.	1,993	394,215
		197,371,308
Textiles, Apparel & Luxury Goods - 1.3%
Canada Goose Holdings, Inc. (a)(b)	205,652	4,125,379
Capri Holdings Ltd. (a)	62,102	3,026,851
Carter's, Inc. (b)	304,105	23,431,290
Crocs, Inc. (a)	56,339	3,141,463
Hanesbrands, Inc. (b)	894,801	10,621,288
PVH Corp.	27,600	1,956,012
Ralph Lauren Corp.	72,291	7,307,897
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(b)	1,068,622	42,103,707
Steven Madden Ltd.	168,732	6,273,456
Tapestry, Inc.	270,530	9,333,285
Under Armour, Inc. Class C (non-vtg.) (a)	512,166	4,968,010
		116,288,638
TOTAL CONSUMER DISCRETIONARY		950,614,243
CONSUMER STAPLES - 3.4%
Beverages - 0.3%
MGP Ingredients, Inc. (b)	70,422	6,821,075
Molson Coors Beverage Co. Class B	295,935	16,525,010
National Beverage Corp. (b)	15,269	757,800
		24,103,885
Food & Staples Retailing - 1.0%
Andersons, Inc.	48,730	1,832,735
BJ's Wholesale Club Holdings, Inc. (a)	399,493	23,118,660
Casey's General Stores, Inc.	47,137	9,877,087
Grocery Outlet Holding Corp. (a)(b)	58,830	2,250,248
Ingles Markets, Inc. Class A (b)	100,678	8,966,383
Kroger Co.	160,567	8,505,234
Performance Food Group Co. (a)	354,980	15,384,833
PriceSmart, Inc.	33,511	2,634,970
SpartanNash Co.	71,900	2,474,079
Sprouts Farmers Market LLC (a)	124,700	3,378,123
U.S. Foods Holding Corp. (a)	119,177	3,947,142
Weis Markets, Inc.	69,739	5,127,211
		87,496,705
Food Products - 1.2%
Archer Daniels Midland Co.	11,061	1,004,560
Bunge Ltd.	22,500	2,662,200
Flowers Foods, Inc.	130,056	3,589,546
Fresh Del Monte Produce, Inc.	92,943	2,373,764
Freshpet, Inc. (a)(b)	94,818	6,824,051
Hostess Brands, Inc. Class A (a)	171,918	3,653,258
Ingredion, Inc.	141,073	13,358,202
J&J Snack Foods Corp. (b)	9,732	1,247,837
John B. Sanfilippo & Son, Inc.	5,807	443,539
Lamb Weston Holdings, Inc.	171,716	11,604,567
Lancaster Colony Corp.	12,973	1,581,409
Nomad Foods Ltd. (a)(b)	1,710,545	35,699,074
SunOpta, Inc. (a)(b)	738,871	5,748,416
The Hain Celestial Group, Inc. (a)	304,478	8,022,995
The J.M. Smucker Co.	20,900	2,620,233
Tootsie Roll Industries, Inc. (b)	11,667	385,828
		100,819,479
Household Products - 0.5%
Energizer Holdings, Inc.	163,224	4,895,088
Reynolds Consumer Products, Inc. (b)	309,660	8,428,945
Spectrum Brands Holdings, Inc.	357,457	31,363,277
WD-40 Co. (b)	8,972	1,693,824
		46,381,134
Personal Products - 0.2%
elf Beauty, Inc. (a)	418,881	11,150,612
Herbalife Nutrition Ltd. (a)(b)	64,584	1,407,285
MediFast, Inc.	38,142	6,360,179
Nu Skin Enterprises, Inc. Class A (b)	32,609	1,521,210
USANA Health Sciences, Inc. (a)(b)	7,643	537,532
		20,976,818
Tobacco - 0.2%
Turning Point Brands, Inc.	447,964	13,098,467
Universal Corp. (b)	75,778	4,825,543
Vector Group Ltd.	85,651	1,054,364
		18,978,374
TOTAL CONSUMER STAPLES		298,756,395
ENERGY - 4.2%
Energy Equipment & Services - 0.5%
Cactus, Inc.	262,870	13,779,645
Championx Corp.	109,821	2,555,535
Helmerich & Payne, Inc. (b)	169,470	8,532,815
Nextier Oilfield Solutions, Inc. (a)	340,681	3,713,423
Pason Systems, Inc.	372,853	4,719,434
Patterson-UTI Energy, Inc.	205,820	3,927,046
TechnipFMC PLC (a)	319,575	2,633,298
		39,861,196
Oil, Gas & Consumable Fuels - 3.7%
Antero Resources Corp. (a)	149,100	6,393,408
APA Corp.	217,477	10,223,594
ARC Resources Ltd.	403,548	6,109,717
Baytex Energy Corp. (a)	732,643	4,044,189
Cameco Corp. (b)	179,570	4,394,078
Cardinal Energy Ltd.	984,445	7,186,449
Centennial Resource Development, Inc. Class A (a)	633,134	5,027,084
Chesapeake Energy Corp. (b)	103,247	10,054,193
CNX Resources Corp. (a)	124,000	2,693,280
Coterra Energy, Inc.	421,136	14,457,599
Delek U.S. Holdings, Inc. (a)	251,805	7,342,634
Devon Energy Corp.	144,700	10,838,030
DHT Holdings, Inc.	824,131	4,911,821
Diamondback Energy, Inc.	133,048	20,225,957
Enerplus Corp. (b)	451,999	6,707,665
Enviva, Inc. (b)	282,204	21,980,870
Golar LNG Ltd. (a)	120,955	3,063,790
Green Plains, Inc. (a)(b)	97,938	3,190,820
Gulfport Energy Corp. (a)	85,454	8,267,675
HF Sinclair Corp.	516,592	25,364,667
Kosmos Energy Ltd. (a)	873,668	6,762,190
Laredo Petroleum, Inc. (a)	180,674	15,207,331
Magnolia Oil & Gas Corp. Class A	228,000	6,295,080
Matador Resources Co. (b)	182,583	11,119,305
National Energy Services Reunited Corp. (a)	242,692	1,810,482
Navigator Holdings Ltd. (a)	164,175	2,227,855
Northern Oil & Gas, Inc.	405,904	13,269,002
Ovintiv, Inc.	115,844	6,486,106
Par Pacific Holdings, Inc. (a)	169,767	2,784,179
PBF Energy, Inc. Class A (a)	122,652	4,072,046
PDC Energy, Inc.	167,538	13,258,957
Range Resources Corp. (a)	222,881	7,566,810
Rex American Resources Corp. (a)	10,826	940,671
SandRidge Energy, Inc. (a)(b)	180,386	4,251,698
Scorpio Tankers, Inc.	42,904	1,417,977
SFL Corp. Ltd.	299,986	3,374,843
SM Energy Co.	115,569	5,578,516
Spartan Delta Corp. (a)	355,185	4,060,475
Talos Energy, Inc. (a)	204,016	4,406,746
Valero Energy Corp.	51,215	6,637,464
Viper Energy Partners LP (b)	234,361	7,865,155
Whiting Petroleum Corp.	67,209	5,945,308
World Fuel Services Corp.	358,714	8,892,520
		326,708,236
TOTAL ENERGY		366,569,432
FINANCIALS - 11.3%
Banks - 4.0%
Ameris Bancorp	41,402	1,887,517
Associated Banc-Corp.	257,500	5,330,250
Bank OZK	232,011	9,621,496
BankUnited, Inc.	414,842	17,282,318
Cathay General Bancorp	102,900	4,230,219
Citizens Financial Group, Inc.	122,500	5,069,050
Columbia Banking Systems, Inc. (b)	65,897	1,986,795
Comerica, Inc.	127,005	10,568,086
Commerce Bancshares, Inc.	110,600	7,651,308
Cullen/Frost Bankers, Inc. (b)	63,475	7,933,106
Customers Bancorp, Inc. (a)(b)	234,694	9,692,862
East West Bancorp, Inc.	77,389	5,691,187
Fifth Third Bancorp	94,000	3,706,420
First Bancorp, Puerto Rico	694,320	10,366,198
First Citizens Bancshares, Inc.	20,363	14,262,245
First Hawaiian, Inc.	477,002	12,216,021
First Horizon National Corp.	252,583	5,766,470
First Merchants Corp.	65,081	2,678,734
Five Star Bancorp (b)	4,058	105,630
Fulton Financial Corp.	239,600	3,797,660
Hancock Whitney Corp.	82,900	4,131,736
Hanmi Financial Corp.	108,800	2,539,392
HomeStreet, Inc.	66,800	2,692,708
Hope Bancorp, Inc.	340,100	4,958,658
Huntington Bancshares, Inc.	169,915	2,358,420
JPMorgan Chase & Co.	14,978	1,980,541
KeyCorp	396,900	7,922,124
Meta Financial Group, Inc.	20,728	861,663
Midland States Bancorp, Inc.	85,384	2,295,122
OFG Bancorp	72,700	2,060,318
PacWest Bancorp	386,373	12,201,659
Peoples Bancorp, Inc.	40,051	1,144,658
Pinnacle Financial Partners, Inc.	72,963	5,940,647
Preferred Bank, Los Angeles	34,533	2,365,856
Regions Financial Corp.	294,000	6,494,460
ServisFirst Bancshares, Inc.	111,498	9,294,473
Signature Bank	84,007	18,168,194
Silvergate Capital Corp. (a)	4,300	337,550
Southstate Corp.	29,827	2,410,618
SVB Financial Group (a)	28,234	13,794,285
Synovus Financial Corp.	444,382	18,952,892
Texas Capital Bancshares, Inc. (a)	151,529	8,565,934
Umpqua Holdings Corp.	466,504	8,233,796
Valley National Bancorp	292,235	3,714,307
Webster Financial Corp.	237,910	11,679,002
Western Alliance Bancorp.	236,996	19,284,365
Wintrust Financial Corp.	236,418	20,660,569
Zions Bancorp NA	294,565	16,801,988
		351,689,507
Capital Markets - 2.9%
Affiliated Managers Group, Inc.	10,600	1,416,372
Ares Management Corp.	86,020	6,122,043
Artisan Partners Asset Management, Inc. (b)	132,390	5,085,100
B. Riley Financial, Inc. (b)	10,466	568,827
Bridge Investment Group Holdings, Inc.	14,170	273,623
Carlyle Group LP	91,005	3,506,423
Cboe Global Markets, Inc.	80,131	8,999,513
Cohen & Steers, Inc. (b)	16,424	1,251,673
Coinbase Global, Inc. (a)(b)	19,305	1,507,721
Diamond Hill Investment Group, Inc.	2,076	388,503
Donnelley Financial Solutions, Inc. (a)	74,430	2,315,517
Evercore, Inc. Class A	156,312	17,850,830
FactSet Research Systems, Inc.	56,773	21,674,796
Federated Hermes, Inc. (b)	63,384	2,153,154
Focus Financial Partners, Inc. Class A (a)	260,335	9,814,630
Greenhill & Co., Inc. (b)	9,078	111,659
Hamilton Lane, Inc. Class A	22,880	1,591,304
Houlihan Lokey	33,378	2,868,505
Jefferies Financial Group, Inc.	106,500	3,516,630
Lazard Ltd. Class A	161,760	5,703,658
LPL Financial	221,818	43,518,473
MarketAxess Holdings, Inc.	8,403	2,366,957
Moelis & Co. Class A (b)	429,939	20,172,738
Morningstar, Inc.	45,474	11,688,182
P10, Inc. (b)	842,908	9,693,442
PJT Partners, Inc. (b)	55,772	4,229,748
SEI Investments Co.	69,366	4,053,055
Sprott, Inc. (b)	382,239	14,043,461
StepStone Group, Inc. Class A	413,806	11,280,352
Stifel Financial Corp.	103,090	6,615,285
U.S. Global Investors, Inc. Class A (b)	118,276	568,908
Victory Capital Holdings, Inc. (b)	654,048	18,496,477
WisdomTree Investments, Inc. (b)	1,298,449	7,725,772
		251,173,331
Consumer Finance - 0.6%
Ally Financial, Inc.	167,300	7,367,892
Credit Acceptance Corp. (a)(b)	5,424	3,228,961
Enova International, Inc. (a)	107,097	3,382,123
FirstCash Holdings, Inc.	23,900	1,784,135
Navient Corp.	475,859	7,613,744
OneMain Holdings, Inc.	92,300	4,066,738
PRA Group, Inc. (a)(b)	69,122	2,557,514
Regional Management Corp.	71,100	3,382,938
SLM Corp.	1,107,979	21,705,309
		55,089,354
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	5,424	412,387
Banco Latinoamericano de Comercio Exterior SA Series E (b)	75,700	1,125,659
Cannae Holdings, Inc. (a)	675,936	13,701,223
Voya Financial, Inc. (b)	70,000	4,802,700
		20,041,969
Insurance - 2.8%
Alleghany Corp. (a)	4,324	3,605,265
American Equity Investment Life Holding Co.	232,308	9,352,720
American Financial Group, Inc.	126,896	17,930,405
Amerisafe, Inc.	12,674	638,770
Assurant, Inc.	46,382	8,195,236
Assured Guaranty Ltd.	109,013	6,415,415
Axis Capital Holdings Ltd.	241,675	14,154,905
BRP Group, Inc. (a)	79,600	2,007,512
CNA Financial Corp.	196,701	9,016,774
CNO Financial Group, Inc.	339,200	6,977,344
Crawford & Co. Class B	124,426	934,439
Employers Holdings, Inc.	57,981	2,400,993
Erie Indemnity Co. Class A	16,324	2,738,351
Everest Re Group Ltd.	25,746	7,273,245
Fidelity National Financial, Inc.	317,783	13,442,221
First American Financial Corp.	173,708	10,524,968
Genworth Financial, Inc. Class A (a)	1,754,878	7,107,256
Globe Life, Inc.	30,453	2,971,299
Goosehead Insurance	31,438	1,627,860
Hanover Insurance Group, Inc.	71,643	10,502,864
HCI Group, Inc. (b)	23,462	1,594,712
Heritage Insurance Holdings, Inc.	127,900	468,114
Kemper Corp.	123,920	6,546,694
Kinsale Capital Group, Inc.	97,672	21,476,119
Lincoln National Corp.	119,600	6,928,428
Old Republic International Corp.	446,470	10,679,562
Primerica, Inc.	19,100	2,406,600
ProAssurance Corp.	171,779	3,815,212
Reinsurance Group of America, Inc.	28,843	3,629,892
RenaissanceRe Holdings Ltd. (b)	29,978	4,602,223
RLI Corp. (b)	133,359	16,152,442
Selective Insurance Group, Inc.	84,588	6,707,828
Trupanion, Inc. (a)(b)	67,540	4,517,075
Universal Insurance Holdings, Inc.	101,536	1,309,814
Unum Group	121,200	4,417,740
White Mountains Insurance Group Ltd.	13,968	17,388,204
		250,458,501
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	191,354	2,340,259
Annaly Capital Management, Inc.	414,200	2,737,862
Ares Commercial Real Estate Corp.	96,519	1,418,829
Blackstone Mortgage Trust, Inc.	75,473	2,347,965
Chimera Investment Corp.	176,100	1,725,780
MFA Financial, Inc.	104,800	1,416,896
New Residential Investment Corp. (b)	573,200	6,477,160
Redwood Trust, Inc.	266,700	2,720,340
Starwood Property Trust, Inc.	177,398	4,238,038
		25,423,129
Thrifts & Mortgage Finance - 0.5%
Axos Financial, Inc. (a)	84,753	3,275,703
Essent Group Ltd.	170,705	7,304,467
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	58,525	6,145,710
Merchants Bancorp	16,390	417,781
MGIC Investment Corp.	261,047	3,636,385
Mr. Cooper Group, Inc. (a)	45,508	1,973,227
NMI Holdings, Inc. (a)	200,644	3,733,985
PennyMac Financial Services, Inc.	46,659	2,287,224
Radian Group, Inc.	196,700	4,231,017
Rocket Companies, Inc. (b)	88,444	802,187
Walker & Dunlop, Inc.	58,064	6,172,784
		39,980,470
TOTAL FINANCIALS		993,856,261
HEALTH CARE - 9.4%
Biotechnology - 1.4%
ACADIA Pharmaceuticals, Inc. (a)	88,278	1,425,690
ADC Therapeutics SA (a)(b)	90,699	620,381
Agios Pharmaceuticals, Inc. (a)(b)	149,774	2,916,100
Albireo Pharma, Inc. (a)(b)	111,786	2,227,895
Amicus Therapeutics, Inc. (a)	47,989	365,676
Applied Genetic Technologies Corp. (a)(b)	1,216,061	1,143,097
Arcus Biosciences, Inc. (a)	73,080	1,384,866
Arrowhead Pharmaceuticals, Inc. (a)	60,710	2,025,286
Ascendis Pharma A/S sponsored ADR (a)	44,125	3,729,004
Avid Bioservices, Inc. (a)(b)	100,132	1,338,765
BioCryst Pharmaceuticals, Inc. (a)(b)	152,900	1,423,499
Biohaven Pharmaceutical Holding Co. Ltd. (a)	58,867	8,460,954
BioMarin Pharmaceutical, Inc. (a)	29,466	2,213,781
Blueprint Medicines Corp. (a)	83,292	4,581,060
C4 Therapeutics, Inc. (a)(b)	490,434	3,560,551
CareDx, Inc. (a)(b)	237,164	5,964,675
Catalyst Pharmaceutical Partners, Inc. (a)	310,800	2,237,760
Celldex Therapeutics, Inc. (a)	13,700	322,224
Coherus BioSciences, Inc. (a)	156,130	1,145,994
Emergent BioSolutions, Inc. (a)	35,643	1,174,793
Erasca, Inc. (b)	108,130	586,065
Exelixis, Inc. (a)	129,100	2,366,403
Fate Therapeutics, Inc. (a)(b)	34,284	791,960
Global Blood Therapeutics, Inc. (a)	45,879	1,144,222
Halozyme Therapeutics, Inc. (a)	69,503	3,195,748
Heron Therapeutics, Inc. (a)(b)	567,024	1,871,179
Horizon Therapeutics PLC (a)	24,640	2,209,962
Insmed, Inc. (a)(b)	39,652	746,251
Instil Bio, Inc. (a)(b)	113,319	680,481
Intellia Therapeutics, Inc. (a)	43,100	1,988,634
Iovance Biotherapeutics, Inc. (a)	164,897	1,113,055
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	588,100	6,627,887
Karyopharm Therapeutics, Inc. (a)(b)	96,637	606,880
Legend Biotech Corp. ADR (a)	46,757	1,977,354
Ligand Pharmaceuticals, Inc. Class B (a)(b)	31,981	2,843,431
Neurocrine Biosciences, Inc. (a)	61,228	5,724,206
Oyster Point Pharma, Inc. (a)(b)	101,276	398,015
Puma Biotechnology, Inc. (a)(b)	27,452	53,257
RAPT Therapeutics, Inc. (a)(b)	143,700	2,115,264
Relay Therapeutics, Inc. (a)(b)	237,425	3,865,279
Repligen Corp. (a)	44,395	7,301,646
Springworks Therapeutics, Inc. (a)(b)	229,236	4,341,730
Turning Point Therapeutics, Inc. (a)	53,730	1,900,430
Ultragenyx Pharmaceutical, Inc. (a)	37,098	1,739,896
United Therapeutics Corp. (a)	51,804	11,932,533
Veracyte, Inc. (a)(b)	338,268	5,946,751
Vir Biotechnology, Inc. (a)	86,546	2,233,752
		124,564,322
Health Care Equipment & Supplies - 2.3%
Abiomed, Inc. (a)	2,263	596,753
Atricure, Inc. (a)	118,320	4,807,342
Atrion Corp. (b)	908	570,941
AxoGen, Inc. (a)(b)	1,203,288	11,635,795
Axonics Modulation Technologies, Inc. (a)(b)	78,800	3,940,000
CryoPort, Inc. (a)(b)	39,684	1,009,958
Cutera, Inc. (a)(b)	46,100	2,074,039
Enovis Corp. (a)	23,797	1,578,693
Envista Holdings Corp. (a)	525,524	22,618,553
Globus Medical, Inc. (a)	99,686	6,639,088
Haemonetics Corp. (a)	111,271	7,039,003
Hologic, Inc. (a)	129,129	9,719,540
ICU Medical, Inc. (a)	51,531	9,360,091
Inari Medical, Inc. (a)(b)	80,113	5,271,435
Insulet Corp. (a)	8,375	1,787,895
Integra LifeSciences Holdings Corp. (a)	186,259	11,667,264
iRhythm Technologies, Inc. (a)	36,330	5,117,081
LeMaitre Vascular, Inc. (b)	12,578	575,066
Meridian Bioscience, Inc. (a)	28,375	780,313
Merit Medical Systems, Inc. (a)	214,099	13,143,538
Natus Medical, Inc. (a)	22,352	732,922
Neogen Corp. (a)(b)	70,354	1,861,567
Nevro Corp. (a)	97,857	4,264,608
Omnicell, Inc. (a)	48,457	5,386,480
QuidelOrtho Corp. (a)	215,208	20,451,216
Silk Road Medical, Inc. (a)(b)	119,103	3,956,602
STERIS PLC	144,420	32,956,644
Talis Biomedical Corp. (a)(b)	167,330	175,697
Tandem Diabetes Care, Inc. (a)	34,500	2,351,865
Teleflex, Inc.	32,129	9,244,798
The Cooper Companies, Inc.	11,865	4,161,530
		205,476,317
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	190,579	13,563,507
agilon health, Inc. (a)(b)	87,000	1,661,700
Amedisys, Inc. (a)	47,057	5,454,377
AMN Healthcare Services, Inc. (a)	30,941	2,998,183
Apollo Medical Holdings, Inc. (a)(b)	8,952	336,058
Chemed Corp.	46,296	22,425,782
Corvel Corp. (a)	6,147	916,887
DaVita HealthCare Partners, Inc. (a)	59,000	5,751,910
dentalcorp Holdings Ltd. (a)(b)	890,152	8,564,770
Encompass Health Corp.	191,258	12,535,049
Guardant Health, Inc. (a)	68,059	2,789,058
HealthEquity, Inc. (a)	438,801	27,460,167
Henry Schein, Inc. (a)	298,656	25,576,900
MEDNAX, Inc. (a)	941,767	18,194,938
Molina Healthcare, Inc. (a)	72,794	21,126,275
National Research Corp. Class A	8,994	322,795
Option Care Health, Inc. (a)	5,100	154,836
Owens & Minor, Inc. (b)	68,500	2,389,280
Patterson Companies, Inc.	135,504	4,280,571
PetIQ, Inc. Class A (a)(b)	255,343	4,381,686
Premier, Inc. (b)	560,537	20,969,689
Progyny, Inc. (a)	6,687	211,376
Quest Diagnostics, Inc.	33,900	4,780,578
R1 RCM, Inc. (a)	761,354	16,346,270
Select Medical Holdings Corp. (b)	186,200	4,533,970
Tenet Healthcare Corp. (a)	50,900	3,293,739
U.S. Physical Therapy, Inc. (b)	8,451	951,498
Universal Health Services, Inc. Class B	126,838	15,805,283
		247,777,132
Health Care Technology - 0.6%
Certara, Inc. (a)(b)	648,748	13,182,559
Change Healthcare, Inc. (a)	926,461	22,318,445
Definitive Healthcare Corp. (b)	288,832	5,646,666
Doximity, Inc. (b)	82,339	2,881,042
Health Catalyst, Inc. (a)	208,478	3,054,203
iCAD, Inc. (a)	554,863	2,119,577
Phreesia, Inc. (a)	26,013	471,876
Simulations Plus, Inc. (b)	10,286	488,379
		50,162,747
Life Sciences Tools & Services - 1.6%
Avantor, Inc. (a)	207,164	6,637,535
Azenta, Inc.	39,502	3,027,433
Bio-Rad Laboratories, Inc. Class A (a)	21,654	11,645,305
Bruker Corp.	125,602	7,847,613
Harvard Bioscience, Inc. (a)(b)	1,175,263	4,301,463
ICON PLC (a)(b)	64,867	14,516,586
Inotiv, Inc. (a)(b)	192,202	2,940,691
Medpace Holdings, Inc. (a)(b)	80,445	11,522,942
Sotera Health Co. (a)	1,060,351	22,585,476
Stevanato Group SpA (b)	88,426	1,428,080
Syneos Health, Inc. (a)	572,182	42,278,528
Thermo Fisher Scientific, Inc.	6,863	3,895,233
West Pharmaceutical Services, Inc.	43,300	13,439,454
		146,066,339
Pharmaceuticals - 0.7%
Aerie Pharmaceuticals, Inc. (a)(b)	119,782	620,471
Arvinas Holding Co. LLC (a)	154,631	6,446,566
Bayer AG sponsored ADR	453,649	8,084,025
Catalent, Inc. (a)	205,378	21,166,257
Innoviva, Inc. (a)	267,362	4,055,882
Intra-Cellular Therapies, Inc. (a)	47,710	2,738,554
Jazz Pharmaceuticals PLC (a)	35,400	5,298,672
Lannett Co., Inc. (a)(b)	177,600	92,352
Pacira Biosciences, Inc. (a)	50,065	3,166,611
Phathom Pharmaceuticals, Inc. (a)(b)	114,251	819,180
Prestige Brands Holdings, Inc. (a)	46,999	2,623,484
Revance Therapeutics, Inc. (a)	92,792	1,269,395
Supernus Pharmaceuticals, Inc. (a)	76,737	2,138,660
		58,520,109
TOTAL HEALTH CARE		832,566,966
INDUSTRIALS - 16.1%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	56,578	5,734,746
BWX Technologies, Inc.	76,340	3,908,608
Curtiss-Wright Corp.	87,128	12,370,433
HEICO Corp. Class A	33,800	3,957,642
Howmet Aerospace, Inc.	151,660	5,424,878
Huntington Ingalls Industries, Inc.	52,501	11,049,360
L3Harris Technologies, Inc.	6,972	1,679,555
Moog, Inc. Class A	48,900	3,979,971
Rocket Lab U.S.A., Inc. Class A (a)	582,254	2,771,529
Spirit AeroSystems Holdings, Inc. Class A	224,570	7,055,989
Textron, Inc.	38,235	2,496,363
Woodward, Inc.	183,857	18,681,710
		79,110,784
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	669,856	20,243,048
Atlas Air Worldwide Holdings, Inc. (a)	91,000	6,343,610
C.H. Robinson Worldwide, Inc. (b)	205,981	22,350,998
Forward Air Corp.	121,797	11,350,262
GXO Logistics, Inc. (a)	23,727	1,287,664
Hub Group, Inc. Class A (a)	33,533	2,447,238
		64,022,820
Airlines - 0.2%
Alaska Air Group, Inc. (a)	193,564	9,341,399
JetBlue Airways Corp. (a)	342,900	3,682,746
SkyWest, Inc. (a)	300,339	8,097,139
		21,121,284
Building Products - 1.5%
A.O. Smith Corp.	87,170	5,240,660
Allegion PLC	58,706	6,554,525
Apogee Enterprises, Inc. (b)	70,192	2,919,987
Armstrong World Industries, Inc.	213,522	17,829,087
Builders FirstSource, Inc. (a)	65,945	4,292,360
Carlisle Companies, Inc.	30,790	7,833,900
Fortune Brands Home & Security, Inc.	215,495	14,944,578
Gibraltar Industries, Inc. (a)	9,797	409,123
Hayward Holdings, Inc. (a)	517,780	7,922,034
Jeld-Wen Holding, Inc. (a)	27,000	508,410
Lennox International, Inc.	37,325	7,797,193
Masonite International Corp. (a)	174,211	15,997,796
Owens Corning	119,733	11,444,080
Resideo Technologies, Inc. (a)	246,657	5,826,038
Simpson Manufacturing Co. Ltd. (b)	95,565	10,354,468
Tecnoglass, Inc. (b)	329,414	7,069,224
Trex Co., Inc. (a)(b)	78,572	5,006,608
		131,950,071
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	144,544	6,988,702
ACCO Brands Corp. (b)	401,805	3,029,610
ACV Auctions, Inc. Class A (a)	1,707,374	14,410,237
BrightView Holdings, Inc. (a)(b)	226,985	2,950,805
Charah Solutions, Inc. (a)(b)	1,446,980	4,398,819
Cimpress PLC (a)	108,359	4,722,285
Clean Harbors, Inc. (a)	87,854	8,205,564
CoreCivic, Inc. (a)	882,638	11,359,551
Deluxe Corp. (b)	56,100	1,342,473
Driven Brands Holdings, Inc. (a)	658,306	19,051,376
GFL Environmental, Inc. (b)	56,829	1,737,263
IAA, Inc. (a)(b)	316,995	12,372,315
KAR Auction Services, Inc. (a)	279,600	4,465,212
Marlowe PLC (a)	1,699,706	19,576,048
Millerknoll, Inc. (b)	227,749	6,878,020
MSA Safety, Inc.	97,173	12,388,586
Ritchie Bros. Auctioneers, Inc. (b)	570,490	34,337,793
Rollins, Inc.	148,140	5,253,044
Steelcase, Inc. Class A (b)	192,772	2,363,385
Stericycle, Inc. (a)(b)	187,779	9,492,228
Tetra Tech, Inc.	80,279	10,835,257
The Brink's Co.	84,143	5,118,419
UniFirst Corp.	72,192	11,799,060
Viad Corp. (a)	74,722	2,250,627
Waste Connections, Inc. (United States)	113,624	14,491,605
		229,818,284
Construction & Engineering - 1.0%
AECOM	143,453	10,020,192
Arcosa, Inc.	139,730	7,387,525
Argan, Inc.	148,292	5,930,197
Comfort Systems U.S.A., Inc.	102,919	9,233,893
Dycom Industries, Inc. (a)	123,789	11,525,994
EMCOR Group, Inc.	70,608	7,458,323
MDU Resources Group, Inc.	177,828	4,868,931
MYR Group, Inc. (a)	11,041	1,011,466
Willscot Mobile Mini Holdings (a)	843,623	30,142,650
		87,579,171
Electrical Equipment - 1.5%
Acuity Brands, Inc.	39,158	6,853,433
AMETEK, Inc.	39,972	4,855,399
Array Technologies, Inc. (a)(b)	281,796	3,122,300
Atkore, Inc. (a)	195,372	21,279,918
Babcock & Wilcox Enterprises, Inc. (a)	419,445	2,747,365
EnerSys	54,072	3,661,756
Generac Holdings, Inc. (a)	119,069	29,419,569
GrafTech International Ltd.	459,198	3,985,839
Hubbell, Inc. Class B (b)	5,314	1,008,916
nVent Electric PLC	110,110	3,897,894
Regal Rexnord Corp.	103,596	12,944,320
Sensata Technologies, Inc. PLC	732,469	35,180,486
Vertiv Holdings Co.	715,350	7,861,697
		136,818,892
Machinery - 3.2%
AGCO Corp.	128,561	16,472,521
Allison Transmission Holdings, Inc.	274,720	10,991,547
Altra Industrial Motion Corp.	81,601	3,199,575
Barnes Group, Inc. (b)	30,484	1,098,339
Chart Industries, Inc. (a)(b)	21,300	3,746,244
Crane Holdings Co.	70,153	6,710,836
Donaldson Co., Inc.	80,892	4,229,034
Douglas Dynamics, Inc.	119,104	3,742,248
ESAB Corp.	71,823	3,591,150
Flowserve Corp. (b)	100,800	3,175,200
Gorman-Rupp Co. (b)	14,877	443,186
Graco, Inc.	144,832	9,167,866
Hillenbrand, Inc.	62,465	2,613,536
Hillman Solutions Corp. Class A (a)(b)	745,495	8,506,098
IDEX Corp.	94,614	18,123,312
Ingersoll Rand, Inc.	161,199	7,600,533
ITT, Inc.	109,890	8,112,080
John Bean Technologies Corp.	49,182	5,987,909
Lincoln Electric Holdings, Inc. (b)	152,738	20,744,875
Middleby Corp. (a)	105,277	15,945,254
Mueller Industries, Inc. (b)	95,546	5,145,152
Nordson Corp.	93,168	20,299,444
Omega Flex, Inc. (b)	1,982	219,090
Oshkosh Corp.	77,561	7,206,193
RBC Bearings, Inc. (a)(b)	91,166	16,992,431
Snap-On, Inc.	96,524	21,416,745
Tennant Co. (b)	161,717	10,065,266
Terex Corp. (b)	48,247	1,707,461
Timken Co.	147,950	9,035,307
Toro Co.	330,731	27,282,000
Wabash National Corp.	149,262	2,291,172
Watts Water Technologies, Inc. Class A	18,037	2,359,781
		278,221,385
Marine - 0.4%
Genco Shipping & Trading Ltd.	31,600	797,900
Kirby Corp. (a)	264,520	17,863,036
Matson, Inc.	170,268	15,303,688
		33,964,624
Professional Services - 2.1%
Acacia Research Corp. (a)(b)	1,783,700	8,526,086
Alight, Inc. Class A (a)	4,569,657	37,288,401
ASGN, Inc. (a)	77,001	7,332,805
Barrett Business Services, Inc.	4,912	367,712
Booz Allen Hamilton Holding Corp. Class A	20,290	1,742,099
CACI International, Inc. Class A (a)	53,921	15,117,831
CBIZ, Inc. (a)	350,882	14,372,127
Dun & Bradstreet Holdings, Inc. (a)(b)	881,744	15,227,719
Exponent, Inc.	34,107	3,082,932
FTI Consulting, Inc. (a)(b)	14,825	2,490,600
Heidrick & Struggles International, Inc.	66,918	2,312,686
Insperity, Inc.	23,435	2,345,140
Kforce, Inc. (b)	13,181	865,728
Korn Ferry	116,620	7,167,465
Leidos Holdings, Inc.	50,332	5,259,694
Manpower, Inc.	56,200	5,036,082
Robert Half International, Inc.	134,725	12,145,459
Science Applications International Corp.	144,989	12,550,248
Sterling Check Corp. (b)	266,936	4,959,671
TransUnion Holding Co., Inc.	137,760	11,958,946
TriNet Group, Inc. (a)	156,117	12,261,429
		182,410,860
Road & Rail - 0.9%
ArcBest Corp. (b)	61,934	4,684,068
Daseke, Inc. (a)	917,722	6,937,978
Heartland Express, Inc.	213,499	3,048,766
Knight-Swift Transportation Holdings, Inc. Class A	436,709	21,241,526
Landstar System, Inc.	128,451	19,451,335
Lyft, Inc. (a)	203,650	3,600,532
Ryder System, Inc.	42,000	3,360,840
TFI International, Inc.	44,670	3,665,174
Uber Technologies, Inc. (a)	100,932	2,341,622
Werner Enterprises, Inc. (b)	45,810	1,858,512
XPO Logistics, Inc. (a)	211,695	11,312,981
		81,503,334
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	76,100	2,862,121
Alta Equipment Group, Inc. (a)	654,824	7,052,454
Applied Industrial Technologies, Inc.	32,156	3,325,252
BlueLinx Corp. (a)	77,408	6,398,545
Boise Cascade Co.	25,742	1,990,371
Custom Truck One Source, Inc. Class A (a)(b)	894,566	5,331,613
EVI Industries, Inc. (a)(b)	316,770	3,433,787
GATX Corp. (b)	42,650	4,604,068
H&E Equipment Services, Inc.	65,139	2,322,205
Hardwoods Distribution, Inc.	66,409	1,574,557
Herc Holdings, Inc.	73,920	8,664,902
MSC Industrial Direct Co., Inc. Class A	43,585	3,701,674
SiteOne Landscape Supply, Inc. (a)	67,318	9,038,788
Triton International Ltd. (b)	155,212	9,897,869
Univar Solutions, Inc. (a)	183,124	5,625,569
Watsco, Inc. (b)	21,615	5,525,442
WESCO International, Inc. (a)	117,575	14,765,069
		96,114,286
TOTAL INDUSTRIALS		1,422,635,795
INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.5%
Cambium Networks Corp. (a)	25,088	358,508
Ciena Corp. (a)	75,940	3,859,271
CommScope Holding Co., Inc. (a)	405,033	3,041,798
Digi International, Inc. (a)	17,851	394,507
F5, Inc. (a)	56,405	9,196,271
Juniper Networks, Inc.	212,829	6,529,594
Lantronix, Inc. (a)	1,010,210	5,687,482
Lumentum Holdings, Inc. (a)	99,210	8,539,997
NetScout Systems, Inc. (a)	48,351	1,659,890
Radware Ltd. (a)	77,927	1,880,379
Sierra Wireless, Inc. (a)	143,114	3,175,700
		44,323,397
Electronic Equipment & Components - 2.2%
Arlo Technologies, Inc. (a)	134,434	951,793
Arrow Electronics, Inc. (a)	93,765	11,312,747
Avnet, Inc.	340,739	16,508,805
Badger Meter, Inc. (b)	19,144	1,515,056
Belden, Inc.	221,152	12,733,932
Cognex Corp.	262,761	12,722,888
CTS Corp. (b)	21,091	857,771
ePlus, Inc. (a)	148,623	8,432,869
Fabrinet (a)	24,228	2,104,686
Flex Ltd. (a)	240,003	4,096,851
Identiv, Inc. (a)(b)	1,047,014	13,391,309
Insight Enterprises, Inc. (a)	71,139	7,029,956
IPG Photonics Corp. (a)	23,377	2,466,040
Jabil, Inc.	130,900	8,052,968
Littelfuse, Inc.	19,713	5,326,453
Methode Electronics, Inc. Class A	67,400	3,036,370
Napco Security Technologies, Inc. (b)	18,982	372,237
National Instruments Corp.	86,316	3,048,681
Novanta, Inc. (a)	45,136	5,549,923
Par Technology Corp. (a)(b)	182,519	6,859,064
Powerfleet, Inc. (a)	1,306,697	3,096,872
Rogers Corp. (a)	12,259	3,253,293
Sanmina Corp. (a)	132,734	5,825,695
ScanSource, Inc. (a)	71,700	2,777,658
TD SYNNEX Corp.	193,813	20,127,480
Trimble, Inc. (a)	219,149	14,913,089
TTM Technologies, Inc. (a)	200,000	2,858,000
Vishay Intertechnology, Inc.	145,800	2,980,152
Vontier Corp.	251,965	6,757,701
Zebra Technologies Corp. Class A (a)	8,551	2,891,863
		191,852,202
IT Services - 3.1%
Amdocs Ltd.	169,762	14,750,620
Broadridge Financial Solutions, Inc.	77,719	11,364,072
Cass Information Systems, Inc.	7,702	262,792
Computer Services, Inc.	404,493	16,584,213
Concentrix Corp.	75,946	11,763,276
CSG Systems International, Inc.	21,367	1,328,814
Digitalocean Holdings, Inc. (a)(b)	58,373	2,851,521
DXC Technology Co. (a)	174,523	6,146,700
Euronet Worldwide, Inc. (a)	221,493	26,836,092
EVERTEC, Inc. (b)	89,911	3,411,223
EVO Payments, Inc. Class A (a)	31,039	715,449
ExlService Holdings, Inc. (a)	21,797	3,099,315
Fidelity National Information Services, Inc.	63,183	6,602,624
Flywire Corp. (a)	154,504	2,983,472
Gartner, Inc. (a)	20,937	5,493,869
Genpact Ltd.	223,426	9,913,412
Globant SA (a)	17,056	3,232,283
GoDaddy, Inc. (a)	152,129	11,417,281
Hackett Group, Inc.	17,549	359,579
i3 Verticals, Inc. Class A (a)(b)	196,396	4,579,955
International Money Express, Inc. (a)	476,713	9,829,822
Jack Henry & Associates, Inc.	96,507	18,154,897
Maximus, Inc.	51,437	3,337,747
MongoDB, Inc. Class A (a)	27,070	6,419,651
Okta, Inc. (a)	40,276	3,344,922
Perficient, Inc. (a)	21,558	2,110,744
Rackspace Technology, Inc. (a)(b)	468,843	4,327,421
Shift4 Payments, Inc. (a)(b)	91,535	4,178,573
SolarWinds, Inc.	57,316	667,158
SS&C Technologies Holdings, Inc.	233,955	14,970,780
The Western Union Co.	300,169	5,445,066
Ttec Holdings, Inc.	36,452	2,458,323
Twilio, Inc. Class A (a)	78,035	8,206,941
Unisys Corp. (a)	1,645,296	19,628,381
WEX, Inc. (a)	103,753	17,667,061
Wix.com Ltd. (a)	33,297	2,098,044
WNS Holdings Ltd. sponsored ADR (a)	90,371	6,576,298
		273,118,391
Semiconductors & Semiconductor Equipment - 2.2%
Allegro MicroSystems LLC (a)	218,923	5,637,267
Amkor Technology, Inc. (b)	456,617	9,333,251
Cirrus Logic, Inc. (a)	13,100	1,068,174
CMC Materials, Inc.	63,299	11,200,125
CyberOptics Corp. (a)	33,186	1,485,074
Diodes, Inc. (a)	39,000	3,003,390
Entegris, Inc.	93,208	10,342,360
GlobalFoundries, Inc. (b)	248,709	14,845,440
Kulicke & Soffa Industries, Inc. (b)	126,204	6,836,471
Lattice Semiconductor Corp. (a)	201,501	10,482,082
MACOM Technology Solutions Holdings, Inc. (a)	153,370	8,360,199
Monolithic Power Systems, Inc.	10,650	4,796,654
NVE Corp. (b)	3,163	156,442
onsemi (a)	747,293	45,345,739
Power Integrations, Inc. (b)	205,970	17,379,749
Qorvo, Inc. (a)	44,957	5,023,945
Semtech Corp. (a)	150,187	9,625,485
Silicon Laboratories, Inc. (a)	47,177	7,036,921
SMART Global Holdings, Inc. (a)(b)	178,223	4,393,197
SolarEdge Technologies, Inc. (a)	10,400	2,837,016
Synaptics, Inc. (a)	30,505	4,518,401
Ultra Clean Holdings, Inc. (a)	106,165	3,562,897
Universal Display Corp.	28,376	3,584,173
Wolfspeed, Inc. (a)(b)	33,690	2,534,499
		193,388,951
Software - 4.5%
8x8, Inc. (a)	929,846	6,741,384
A10 Networks, Inc.	294,528	4,538,676
ACI Worldwide, Inc. (a)	852,131	22,700,770
American Software, Inc. Class A	20,595	352,175
Anaplan, Inc. (a)	123,227	8,083,691
Aspen Technology, Inc. (a)	35,357	6,841,226
Black Knight, Inc. (a)	362,302	24,603,929
Blackbaud, Inc. (a)(b)	48,300	3,074,295
Cerence, Inc. (a)(b)	43,531	1,382,545
Ceridian HCM Holding, Inc. (a)	45,300	2,550,390
Check Point Software Technologies Ltd. (a)	58,507	7,318,056
Clearwater Analytics Holdings, Inc. (b)	385,394	5,437,909
CommVault Systems, Inc. (a)	139,240	8,495,032
Consensus Cloud Solutions, Inc. (a)(b)	108,097	5,191,899
Coupa Software, Inc. (a)	5,600	385,224
Datto Holding Corp. (a)(b)	221,506	7,777,076
Descartes Systems Group, Inc. (a)	32,250	1,914,038
Digital Turbine, Inc. (a)	388,057	9,868,290
DocuSign, Inc. (a)	64,973	5,451,884
Dolby Laboratories, Inc. Class A	42,739	3,317,401
Domo, Inc. Class B (a)	422,878	13,481,351
Dynatrace, Inc. (a)	258,071	9,721,535
E2open Parent Holdings, Inc. (a)(b)	203,590	1,645,007
Elastic NV (a)	33,300	2,052,945
Five9, Inc. (a)	47,130	4,557,942
Freshworks, Inc. (b)	239,596	3,776,033
Guidewire Software, Inc. (a)	97,528	7,796,388
HubSpot, Inc. (a)	20,553	6,940,543
InterDigital, Inc.	76,245	4,978,036
Kaleyra, Inc. (a)(b)	769,993	2,710,375
KnowBe4, Inc. (a)	291,673	5,185,946
LivePerson, Inc. (a)	203,584	3,416,140
Mandiant, Inc. (a)	221,433	4,882,598
Manhattan Associates, Inc. (a)	187,699	22,698,440
Micro Focus International PLC	1,969,796	9,272,805
Momentive Global, Inc. (a)	814,758	9,923,752
Monday.com Ltd. (b)	105,457	11,973,588
N-able, Inc. (a)(b)	854,845	8,548,450
nCino, Inc. (a)(b)	172,250	5,627,408
NCR Corp. (a)	428,264	14,856,478
NortonLifeLock, Inc.	328,048	7,984,688
Paycor HCM, Inc. (b)	103,880	2,547,138
Paylocity Holding Corp. (a)	49,664	8,684,247
PTC, Inc. (a)	102,700	11,967,631
Q2 Holdings, Inc. (a)(b)	143,651	7,574,717
Qualys, Inc. (a)	54,259	7,090,566
Rapid7, Inc. (a)	37,200	2,636,364
Samsara, Inc. (b)	249,660	2,808,675
Smartsheet, Inc. (a)	257,744	9,188,574
Sumo Logic, Inc. (a)	419,879	3,405,219
Tenable Holdings, Inc. (a)	164,508	8,274,752
The Trade Desk, Inc. (a)	25,006	1,301,562
Tyler Technologies, Inc. (a)	31,820	11,322,192
Varonis Systems, Inc. (a)	160,004	5,291,332
Workday, Inc. Class A (a)	5,907	923,264
Workiva, Inc. (a)	16,100	1,175,461
Zendesk, Inc. (a)	176,293	16,121,995
		398,370,027
Technology Hardware, Storage & Peripherals - 0.4%
3D Systems Corp. (a)(b)	83,598	903,694
Avid Technology, Inc. (a)	413,550	12,112,880
Immersion Corp. (a)(b)	895,945	4,981,454
NetApp, Inc.	31,242	2,247,862
Seagate Technology Holdings PLC	83,100	7,036,077
Stratasys Ltd. (a)(b)	175,044	3,490,377
Western Digital Corp. (a)	89,946	5,458,823
Xerox Holdings Corp.	164,200	3,090,244
		39,321,411
TOTAL INFORMATION TECHNOLOGY		1,140,374,379
MATERIALS - 4.5%
Chemicals - 1.8%
Albemarle Corp. U.S.	15,053	3,920,102
Ashland Global Holdings, Inc.	32,766	3,506,617
Avient Corp.	34,921	1,718,113
Axalta Coating Systems Ltd. (a)	818,072	22,218,836
Balchem Corp.	21,194	2,637,169
Cabot Corp.	62,718	4,742,108
Celanese Corp. Class A	31,100	4,867,772
CF Industries Holdings, Inc.	140,373	13,864,641
Chase Corp.	4,886	394,740
Eastman Chemical Co.	31,600	3,481,056
Ecovyst, Inc.	155,526	1,597,252
Element Solutions, Inc.	85,800	1,826,682
FMC Corp.	73,691	9,033,043
Huntsman Corp.	385,410	13,971,113
Ingevity Corp. (a)	95,628	6,663,359
Innospec, Inc.	55,830	5,696,335
Koppers Holdings, Inc. (b)	78,800	2,135,480
Minerals Technologies, Inc.	46,612	3,088,511
Olin Corp.	234,552	15,431,176
RPM International, Inc.	25,417	2,239,238
Schweitzer-Mauduit International, Inc.	132,963	3,605,957
Sensient Technologies Corp.	27,506	2,405,125
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	19,036	2,021,052
The Chemours Co. LLC	104,500	4,502,905
The Mosaic Co.	157,990	9,898,074
The Scotts Miracle-Gro Co. Class A (b)	28,666	2,712,377
Trinseo PLC	37,300	1,763,917
Tronox Holdings PLC	125,000	2,251,250
Valvoline, Inc. (b)	244,080	8,166,917
		160,360,917
Construction Materials - 0.1%
Eagle Materials, Inc. (b)	33,365	4,356,134
Summit Materials, Inc. (a)	117,800	3,217,118
		7,573,252
Containers & Packaging - 1.8%
Aptargroup, Inc.	170,932	18,305,108
Avery Dennison Corp.	16,373	2,825,325
Berry Global Group, Inc. (a)	820,393	47,853,524
CCL Industries, Inc. Class B	259,967	12,479,896
Crown Holdings, Inc.	151,081	15,778,900
Graphic Packaging Holding Co.	898,694	20,004,928
Greif, Inc. Class A	103,000	6,125,410
O-I Glass, Inc. (a)	177,200	2,914,940
Ranpak Holdings Corp. (A Shares) (a)	656,222	8,176,526
Sealed Air Corp.	98,279	6,110,988
Silgan Holdings, Inc.	133,500	5,848,635
TriMas Corp.	53,605	1,510,589
WestRock Co.	143,570	6,961,709
		154,896,478
Metals & Mining - 0.7%
Alcoa Corp.	33,800	2,086,136
Allegheny Technologies, Inc. (a)	302,590	8,321,225
Carpenter Technology Corp.	155,412	5,475,165
Commercial Metals Co.	79,600	3,162,508
Ferroglobe PLC (a)(b)	557,383	4,002,010
Ferroglobe Representation & Warranty Insurance (a)(d)	495,885	5
Materion Corp.	16,987	1,392,594
Reliance Steel & Aluminum Co. (b)	115,907	22,532,321
Royal Gold, Inc.	42,959	4,857,804
Steel Dynamics, Inc.	90,100	7,692,738
		59,522,506
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	38,600	2,665,716
Resolute Forest Products, Inc. (b)	471,280	6,814,709
West Fraser Timber Co. Ltd. (b)	18,301	1,690,646
		11,171,071
TOTAL MATERIALS		393,524,224
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexanders, Inc.	1,404	340,119
American Campus Communities, Inc.	127,074	8,259,810
Americold Realty Trust	47,662	1,319,761
Apartment Income (REIT) Corp.	93,100	4,176,466
Apple Hospitality (REIT), Inc.	133,300	2,227,443
Brandywine Realty Trust (SBI)	307,700	3,430,855
Brixmor Property Group, Inc.	140,900	3,435,142
Broadstone Net Lease, Inc.	331,290	7,006,784
Camden Property Trust (SBI)	73,973	10,614,386
City Office REIT, Inc.	261,000	3,638,340
CorEnergy Infrastructure Trust, Inc.	84,100	238,003
Cousins Properties, Inc.	350,546	12,111,364
CubeSmart	320,311	14,263,449
EastGroup Properties, Inc.	57,151	9,232,744
Equity Commonwealth (a)	378,830	10,323,118
Franklin Street Properties Corp.	275,093	1,243,420
Gaming & Leisure Properties	137,300	6,428,386
Global Net Lease, Inc.	190,184	2,751,962
Hudson Pacific Properties, Inc.	158,621	3,158,144
Industrial Logistics Properties Trust	121,900	1,860,194
Iron Mountain, Inc.	86,000	4,635,400
LXP Industrial Trust (REIT)	349,700	4,042,532
Medical Properties Trust, Inc.	388,900	7,225,762
Mid-America Apartment Communities, Inc.	49,437	8,948,097
National Retail Properties, Inc.	263,809	11,686,739
Office Properties Income Trust	132,285	2,818,993
Omega Healthcare Investors, Inc.	175,600	5,227,612
Outfront Media, Inc.	350,099	7,222,542
Physicians Realty Trust	570,009	10,573,667
Piedmont Office Realty Trust, Inc. Class A	308,600	4,548,764
Plymouth Industrial REIT, Inc.	133,700	2,715,447
PS Business Parks, Inc.	13,163	2,469,774
Sabra Health Care REIT, Inc.	317,800	4,461,912
Safehold, Inc. (b)	83,887	3,762,332
Service Properties Trust	254,722	1,612,390
Spirit Realty Capital, Inc.	51,675	2,169,833
Stag Industrial, Inc.	162,935	5,425,736
Summit Hotel Properties, Inc. (a)	198,800	1,737,512
Sun Communities, Inc.	15,808	2,594,567
Tanger Factory Outlet Centers, Inc.	158,900	2,782,339
Uniti Group, Inc.	502,820	5,701,979
Urstadt Biddle Properties, Inc. Class A	139,752	2,459,635
		210,883,454
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	475,266	8,873,216
Howard Hughes Corp. (a)	16,700	1,404,971
Jones Lang LaSalle, Inc. (a)	9,253	1,825,802
Newmark Group, Inc. (b)	566,449	6,270,590
Realogy Holdings Corp. (a)	167,466	2,073,229
		20,447,808
TOTAL REAL ESTATE		231,331,262
UTILITIES - 1.1%
Electric Utilities - 0.4%
IDACORP, Inc. (b)	168,780	18,400,396
NRG Energy, Inc.	220,200	10,138,008
OGE Energy Corp.	70,865	2,926,725
Pinnacle West Capital Corp.	46,758	3,630,759
		35,095,888
Gas Utilities - 0.3%
Atmos Energy Corp.	102,290	11,897,350
National Fuel Gas Co. (b)	64,400	4,735,332
South Jersey Industries, Inc.	86,300	3,007,555
Southwest Gas Corp.	88,612	8,252,436
UGI Corp.	78,300	3,346,542
		31,239,215
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	44,700	1,617,246
Sunnova Energy International, Inc. (a)(b)	77,200	1,544,000
The AES Corp.	209,331	4,613,655
Vistra Corp.	919,664	24,251,540
		32,026,441
Multi-Utilities - 0.0%
CenterPoint Energy, Inc.	101,565	3,255,158
TOTAL UTILITIES		101,616,702
TOTAL COMMON STOCKS (Cost $5,744,710,095)		6,905,892,226

Equity Funds - 20.1%
	Shares	Value ($)
Mid-Cap Blend Funds - 5.4%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	47,961,209	478,652,846
Sector Funds - 1.0%
Fidelity SAI Real Estate Index Fund (e)	7,635,939	90,944,039
Small Blend Funds - 5.1%
Fidelity Small Cap Discovery Fund (e)	2,276,003	61,361,028
Fidelity Small Cap Index Fund (e)	14,326,034	329,785,307
PIMCO StocksPLUS Small Fund Institutional Class	934,094	8,089,256
Vulcan Value Partners Small Cap Fund	3,239,823	48,273,362
TOTAL SMALL BLEND FUNDS		447,508,953
Small Growth Funds - 8.6%
Fidelity Advisor Small Cap Growth Fund Class Z (e)	17,441,899	425,233,506
T. Rowe Price Institutional Small-Cap Stock Fund	12,623,548	332,630,495
TOTAL SMALL GROWTH FUNDS		757,864,001
TOTAL EQUITY FUNDS (Cost $1,915,613,613)		1,774,969,839

Money Market Funds - 9.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (f)	5,616,891	5,618,014
Fidelity Securities Lending Cash Central Fund 0.82% (f)(g)	688,996,822	689,065,722
State Street Institutional U.S. Government Money Market Fund Premier Class 0.74% (h)	126,577,462	126,577,462
TOTAL MONEY MARKET FUNDS (Cost $821,261,198)		821,261,198

TOTAL INVESTMENT IN SECURITIES - 107.7% (Cost $8,481,584,906)	9,502,123,263
NET OTHER ASSETS (LIABILITIES) - (7.7)% (i)	(679,917,235)
NET ASSETS - 100.0%	8,822,206,028

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	Jun 2022	186,190	4,326	4,326
CME E-mini S&P MidCap 400 Index Contracts (United States)	3	Jun 2022	753,960	7,412	7,412

TOTAL FUTURES CONTRACTS					11,738
The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,992,005 or 0.1% of net assets.

(d)	Level 3 security
(e)	Affiliated Fund
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.
(i)	Includes $51,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	5,130,595	109,965,234	109,477,815	6,375	-	-	5,618,014	0.0%
Fidelity Securities Lending Cash Central Fund 0.82%	765,963,874	829,345,337	906,243,489	898,890	-	-	689,065,722	1.8%
Total	771,094,469	939,310,571	1,015,721,304	905,265	-	-	694,683,736

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Small Cap Growth Fund Class Z	487,996,936	-	1,849,289	-	(666,157)	(60,247,984)	425,233,506
Fidelity SAI Real Estate Index Fund	93,540,259	-	-	-	-	(2,596,220)	90,944,039
Fidelity SAI Small-Mid Cap 500 Index Fund	272,603,118	301,399,500	75,823,515	-	(571,729)	(18,954,528)	478,652,846
Fidelity Small Cap Discovery Fund	66,095,114	-	-	-	-	(4,734,086)	61,361,028
Fidelity Small Cap Index Fund	371,280,266	250,000,000	265,313,368	-	20,638,747	(46,820,338)	329,785,307
	1,291,515,693	551,399,500	342,986,172	-	19,400,861	(133,353,156)	1,385,976,726

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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